Note 18 - Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Deferred Costs, Leasing, Net, Current					$ 28	$ 22
Operating Leases, Rent Expense, Net	$ 50	$ 50	$ 150	$ 150	$ 214	$ 225